Trade and Other Receivables and Prepayments - Ageing Analysis of Trade Receivables That are Neither Individually nor Collectively Considered to be Impaired (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade receivables	¥ 587,510	$ 90,299	¥ 438,751
Neither past due nor impaired [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade receivables	¥ 587,510	$ 90,299	¥ 438,751